Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Operating activities
Net income	$ 3,737,000	$ 9,065,000
Adjustments to reconcile net income to net cash provided by operating activities
(Increase) decrease in deferred income taxes	1,374,000	(6,962,000)
Provision for loan losses	(600,000)	400,000
Provision for impairment of other real estate owned	6,000	75,000
Depreciation and amortization	842,000	853,000
Discount accretion and premium amortization	134,000	278,000
Origination of mortgage loans held for sale	(1,459,000)	(16,682,000)
Proceeds from sales of mortgage loans held for sale	1,759,000	18,444,000
Gain on sale of mortgage loans held for sale	(29,000)	(244,000)
Gain on sale of investment securities	(109,000)	(105,000)
Gain on sale of property and equipment		(28,000)
Gain on sale of other real estate owned	(641,000)	(339,000)
Change in deferred gain on sale of other real estate owned	337,000	(66,000)
Change in deferred compensation	231,000	211,000
Company owned life insurance earnings	(326,000)	(349,000)
Decrease in other assets	79,000	427,000
Increase (decrease) in other liabilities	(708,000)	583,000
Net cash provided by operating activities	4,627,000	5,561,000
Investing activities
Calls, maturities, and paydowns of available for sale securities	5,705,000	7,606,000
Proceeds from sales of available for sale securities	3,229,000	8,310,000
Purchases of available for sale securities	(3,000,000)	(12,485,000)
Purchases of Federal Home Loan Bank stock	(2,588,000)	(1,935,000)
Sales of Federal Home Loan Bank stock	2,217,000	1,824,000
Increase in loans, net	(31,375,000)	(5,243,000)
Purchases of property and equipment	(146,000)	(350,000)
Capital expenditures on other real estate owned	(14,000)	(88,000)
Proceeds from sales of other real estate owned	1,168,000	3,076,000
Proceeds from sales of property and equipment		28,000
Net cash provided by (used for) investing activities	(24,804,000)	743,000
Financing activities
Net increase (decrease) in deposits	15,206,000	(3,804,000)
Decrease in federal funds purchased and repurchase agreements	(1,016,000)	(1,131,000)
Increase in Federal Home Loan Bank advances	11,000,000	5,000,000
Net proceeds from issuances of stock	99,000	107,000
Net cash provided by financing activities	25,289,000	172,000
Net increase in cash and cash equivalents	5,112,000	6,476,000
Cash and cash equivalents, beginning of year	28,460,000	21,984,000
Cash and cash equivalents, end of year	33,572,000	28,460,000
Cash paid for
Interest	3,941,000	3,790,000
Income taxes	218,000	428,000
Supplemental noncash investing and financing activities:
Real estate acquired in settlement of loans	747,000	438,000
Loans to finance sales of other real estate owned	$ 1,453,000	$ 2,150,000